Discontinued Operations and Dissolution of Subsidiary (Details 3) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Cash provided by (used in) Operating activities
Net income from discontinued operations			$ 2,711
Discontinued Operations [Member]
Cash provided by (used in) Operating activities
Net income from discontinued operations			(6,020)
Net changes in non-cash working capital
Cash provided by operating activities, discontinued operations			6,020
Discontinued Operations [Member] | 1354166 Alberta Ltd [Member]
Cash provided by (used in) Operating activities
Net income from discontinued operations			8,731
Net changes in non-cash working capital
Accounts receivable			4,955
Accounts payable			14
Cash provided by operating activities, discontinued operations			13,700
Net cash provided by discontinued operations			$ 13,700